General information, statement of compliance and basis of presentation (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in accounting estimates
Increase (decrease) in cashflows		€ (8,948)	€ (19,759)
Net loss for the period		21,872	28,099
Accumulated deficit		336,500
Cash and cash equivalents		€ 66,335	€ 21,629	€ 75,283	€ 41,388
NANORAY-312
Disclosure of changes in accounting estimates
Increase (decrease) in cashflows	€ 20,000